Short-Term Investments (Details) - Schedule of Short-term Investments - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Short-term Investments [Line Items]
Carrying value	$ 31,949	$ 57,631
Bonds [Member]
Schedule of Short-term Investments [Line Items]
Carrying value	$ 1,329	$ 3,802
Maturity	June 9, 2024 - January 16, 2025	July 17, 2023 - January 16, 2025
Money market instruments [Member]
Schedule of Short-term Investments [Line Items]
Carrying value	$ 30,620	$ 53,829
Bottom of Range [Member] | Bonds [Member]
Schedule of Short-term Investments [Line Items]
Interest rates	5.50%	5.50%
Top of Range [Member] | Bonds [Member]
Schedule of Short-term Investments [Line Items]
Interest rates	6.90%	13.00%